OPERATING AND FINANCE LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Contingent rents recognised as expense, classified as operating lease	$ 16,335	$ (13,972)	$ 12,032
Other financial liabilities	55,222
2019
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	16,051
2020
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	14,097
2021
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	8,356
2022
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	6,500
2023 onwards
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	$ 10,218